ERSHARES PRIVATE-PUBLIC CROSSOVER ETF (the “Fund”)

Supplement dated January 9, 2026 to the Statement of Additional Information (“SAI”)

dated October 28, 2025, as supplemented

Effective January 8, 2026, the Officers table in section entitled “Management” on page 19 of the SAI is hereby deleted in its entirety and replaced with the following:

Officers
Name (Birth Year)	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Carlyn Edgar (1963)	Chief Compliance Officer	Since 2026	Senior Vice President, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019.	N/A	None
Eva Adosoglou (1989)	Chief Operations Officer	Since 2019	Chief Operating Officer EntrepreneurShares Series Trust since 2019; Innovative Manager – Wirecard from 2018-2019; Portfolio Manager – Cox Automative, Inc. from 2016- 2018; Financial Analyst – PWC from 2013-2016.	N/A	None

1.	Each officer serves an indefinite term, renewed annually, until the election of a successor.

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For more information, please contact a Fund customer service representative toll free at (877) 271-8811.

PLEASE RETAIN FOR FUTURE REFERENCE.